Annual Total Returns - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2025
Fidelity Advisor Hedged Equity Fund - Class I
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Annual Return, Inception Date	Sep. 01, 2022
Fidelity Advisor Hedged Equity Fund - Class Z
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Annual Return, Inception Date	Sep. 01, 2022
Fidelity Advisor Hedged Equity Fund - Class C
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Annual Return, Inception Date	Sep. 01, 2022
Fidelity Advisor Hedged Equity Fund - Class M
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Annual Return, Inception Date	Sep. 01, 2022
Fidelity Advisor Hedged Equity Fund - Class A
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Annual Return, Inception Date	Sep. 01, 2022
Annual Return 2023	17.27%
Annual Return 2024	19.17%